Prudential Investments LLC
100 Mulberry Street
Gateway Center Three
Newark, NJ 07102

April 11, 2006

United States Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re                                  Preliminary Proxy Materials for
Jennison Natural Resources Fund, Inc.

Ladies and Gentlemen:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with a special meeting of shareholders of Jennison Natural Resources Fund, Inc. scheduled for June 26, 2006 (the “Meeting”).  These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

If there are any questions with respect to this filing, please call me at 973-367-1495.

Sincerely,

/s/ Katherine Feld
Katherine Feld
Vice President & Corporate Counsel